Risk Report - Credit Risk Exposure - Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions		Dec. 31, 2021		Dec. 31, 2020
Maximum exposure to credit risk [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		€ 192,025	[1]	€ 166,211	[2]
Interbank balances (w/o central banks)		7,345	[1]	9,132	[2]
Central bank funds sold and securities purchased under resale agreements		8,370	[1]	8,535	[2]
Securities borrowed		63	[1]	0
Loans		476,827	[1]	431,503
Other assets subject to credit risk	[3]	83,313		96,355	[2],[4],[5],[6]
Total financial assets at amortized cost	[7]	767,942	[1]	711,736	[2],[8]
Trading assets		97,080	[1]	94,757	[2],[9]
Positive market values from derivative financial instruments		299,732		343,493	[9]
Non-trading financial assets mandatory at fair value through profit or loss		87,873	[1]	75,116	[2],[9]
Of which: [Abstract]
Securities purchased under resale agreement		59,931	[1]	46,057
Securities borrowed		18,355	[1]	17,009
Loans		895	[1]	2,192
Financial assets designated at fair value through profit or loss		140	[1]	437	[2],[9]
Total financial assets at fair value through profit or loss	[10]	484,825	[1]	513,803	[2],[9]
Financial assets at fair value through other comprehensive income		28,979	[1]	55,834
Of which: [Abstract]
Securities purchased under resale agreement		1,231	[1]	1,543
Securities borrowed		0	[1]	0
Loans		4,370	[1]	4,635
Financial guarantees and other credit related contingent liabilities	[11]	59,394	[1]	47,978
Revocable and irrevocable lending commitments and other credit related commitments	[11]	227,132	[1]	215,877	[12]
Total off-balance sheet		286,525	[1]	263,855
Maximum exposure to credit risk		1,568,272	[1]	1,545,228
Subject to Impairment [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		192,025		166,211
Interbank balances (w/o central banks)		7,345		9,132
Central bank funds sold and securities purchased under resale agreements		8,370		8,535
Securities borrowed		63		0
Loans		476,827		431,503
Other assets subject to credit risk	[3]	79,361		85,106	[4],[5],[6]
Total financial assets at amortized cost	[7]	763,990		700,487
Of which: [Abstract]
Financial assets at fair value through other comprehensive income		28,979		55,834
Of which: [Abstract]
Securities purchased under resale agreement		1,231		1,543
Securities borrowed		0		0
Loans		4,370		4,635
Financial guarantees and other credit related contingent liabilities		59,394		47,978	[11]
Revocable and irrevocable lending commitments and other credit related commitments		226,454		214,898	[11]
Total off-balance sheet		285,848	[11]	262,876
Maximum exposure to credit risk		1,078,817		1,019,197
Netting [Member]
Financial assets at amortized cost [Abstract]
Other assets subject to credit risk	[3]	30,639		43,277	[4],[5],[6]
Total financial assets at amortized cost		30,639		43,277	[7]
Positive market values from derivative financial instruments		238,412		262,525	[9]
Non-trading financial assets mandatory at fair value through profit or loss		2,176		993	[9]
Of which: [Abstract]
Securities purchased under resale agreement		2,176		993
Total financial assets at fair value through profit or loss		240,588		263,518	[9],[10]
Financial assets at fair value through other comprehensive income				0
Of which: [Abstract]
Maximum exposure to credit risk		271,227		306,795
Collateral [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0
Interbank balances (w/o central banks)		0
Central bank funds sold and securities purchased under resale agreements		8,070		8,173
Securities borrowed		63		0
Loans		247,109		228,513
Other assets subject to credit risk	[3]	709		902	[4],[5],[6]
Total financial assets at amortized cost	[7]	255,951		237,588
Trading assets		2,217		2,998	[9]
Positive market values from derivative financial instruments		41,692		52,329	[9]
Non-trading financial assets mandatory at fair value through profit or loss		75,960		62,036	[9]
Of which: [Abstract]
Securities purchased under resale agreement		57,755		44,967
Securities borrowed		17,978		16,730
Loans		190		272	[9]
Financial assets designated at fair value through profit or loss	[9]	0
Total financial assets at fair value through profit or loss		119,869		117,363	[9],[10]
Financial assets at fair value through other comprehensive income		1,480		1,581
Of which: [Abstract]
Securities purchased under resale agreement		0		0
Securities borrowed		0
Loans		1,480		1,581
Financial guarantees and other credit related contingent liabilities		3,077		2,327	[11]
Revocable and irrevocable lending commitments and other credit related commitments		18,545		15,345	[11]
Total off-balance sheet		21,622	[11]	17,672
Maximum exposure to credit risk		398,922		374,204
Guarantees and Credit derivatives [Member]
Financial assets at amortized cost [Abstract]
Interbank balances (w/o central banks)	[13],[14]	0
Loans	[13]	33,353		30,119	[14]
Other assets subject to credit risk	[3]	206		55	[4],[5],[6],[13],[14]
Total financial assets at amortized cost	[7],[13]	33,559		30,174	[8],[14]
Trading assets	[13]	1,091		1,248	[9],[14]
Positive market values from derivative financial instruments		37		83	[9],[14]
Non-trading financial assets mandatory at fair value through profit or loss	[13]	187		244	[9],[14]
Of which: [Abstract]
Securities purchased under resale agreement	[9],[13],[14]	0
Securities borrowed	[9],[13],[14]	0
Loans		187		244	[9],[13],[14]
Financial assets designated at fair value through profit or loss		82		0	[9],[13],[14]
Total financial assets at fair value through profit or loss		1,398		1,575	[10],[13],[14]
Financial assets at fair value through other comprehensive income		891	[10]	1,153	[9],[14]
Of which: [Abstract]
Securities purchased under resale agreement	[14]	0
Securities borrowed	[14]	0
Loans		891		1,153	[14]
Financial guarantees and other credit related contingent liabilities		6,857		6,157	[11],[14]
Revocable and irrevocable lending commitments and other credit related commitments	[11]	5,888		5,779	[14]
Total off-balance sheet		12,746	[11]	11,936	[12],[14]
Maximum exposure to credit risk		48,593		44,838	[14]
Total credit enhancements [Member]
Financial assets at amortized cost [Abstract]
Cash and central bank balances		0
Interbank balances (w/o central banks)		0
Central bank funds sold and securities purchased under resale agreements		8,070		8,173
Securities borrowed		63		0
Loans		280,462		258,632
Other assets subject to credit risk	[3]	31,555		44,234	[4],[5],[6]
Total financial assets at amortized cost	[7]	320,149		311,039
Trading assets		3,308		4,246	[9]
Positive market values from derivative financial instruments		280,140		314,937	[9]
Non-trading financial assets mandatory at fair value through profit or loss		78,324		63,273	[9]
Of which: [Abstract]
Securities purchased under resale agreement		59,931		45,960
Securities borrowed		17,978		16,730
Loans		378		516
Financial assets designated at fair value through profit or loss		82		0	[9]
Total financial assets at fair value through profit or loss		361,854		382,456	[9],[10]
Financial assets at fair value through other comprehensive income		2,371		2,734
Of which: [Abstract]
Securities purchased under resale agreement		0		0
Securities borrowed		0		0
Loans		2,371		2,734
Financial guarantees and other credit related contingent liabilities		9,934		8,484	[11]
Revocable and irrevocable lending commitments and other credit related commitments		24,433		21,124	[11]
Total off-balance sheet		34,368	[11]	29,608
Maximum exposure to credit risk		€ 718,742		€ 725,837

[1]	Does not include credit derivative notional sold (€ 491,407 million) and credit derivative notional bought protection.
[2]	Does not include credit derivative notional sold (€ 395,636 million) and credit derivative notional bought protection.
[3]	Includes Asset Held for Sale regardless of accounting classification.
[4]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L
[5]	All amounts at amortized cost (gross) except for qualifying hedge derivatives, which are reflected at Fair value through P&L.
[6]	Includes Asset Held for Sale regardless of accounting classification.
[7]	All amounts at gross value before deductions of allowance for credit losses.
[8]	All amounts at gross value before deductions of allowance for credit losses.
[9]	Excludes equities, other equity interests and commodities.
[10]	Excludes equities, other equity interests and commodities.
[11]	Figures are reflected at notional amounts.
[12]	Figures are reflected at notional amounts.
[13]	Bought Credit protection is reflected with the notional of the underlying
[14]	Bought Credit protection is reflected with the notional of the underlying.